Credit Facilities and Guarantees (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Average borrowings under the credit facility during the period	$ 2,288
Weighted average interest rate	1.20%
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Average borrowings under the credit facility during the period	$ 3,666	$ 2,643
Weighted average interest rate	1.20%	1.70%